Northwestern Mutual Series Fund, Inc.
Supplement Dated June 28, 2022 to the
Statutory Prospectus Dated May 1, 2022
The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2022, as supplemented June 10, 2022 (the “Prospectus”). You should read this Supplement together with the Prospectus.
Advisory Fee Waiver Update to Large Cap Blend Portfolio
Effective July 1, 2022, the “Advisory Fee Waiver Agreements” portion of the “Advisory Fees” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS” beginning on page 139 is amended so that the paragraph addressing fee waivers related to the Large Cap Blend Portfolio is modified to include the following additional paragraph:
“Effective July 1, 2022, Mason Street Advisors has agreed to an additional waiver of a portion of its management fee relating to the Large Cap Blend Portfolio such that the management fee is 0.70% on the Portfolio’s first $150 million of average net assets, 0.65% on the next $150 million, 0.62% on the next $200 million and 0.56% on average net assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2023.”
Please retain this Supplement for future reference.

Northwestern Mutual Series Fund, Inc.
Supplement Dated June 28, 2022 to the
Statement of Additional Information Dated May 1, 2022
This Supplement revises certain information contained in the Statement of Additional Information (the “SAI”) for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2022, as supplemented June 10, 2022. You should read this Supplement together with the SAI.
Large Cap Blend Portfolio – Updated Advisory Fee Waiver
Effective July 1, 2022, the sub-section titled “INVESTMENT ADVISORY AND OTHER SERVICES – The Adviser – Advisory Fee Waiver Agreements” beginning on page B-61 is amended so that the paragraph addressing fee waivers related to the Large Cap Blend Portfolio is modified to include the following additional paragraph:
“Effective July 1, 2022, Mason Street Advisors has agreed to an additional waiver of a portion of its management fee relating to the Large Cap Blend Portfolio such that the management fee is 0.70% on the Portfolio’s first $150 million of average net assets, 0.65% on the next $150 million, 0.62% on the next $200 million and 0.56% on average net assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2023.”
Please retain this Supplement for future reference.